Goodwill and Other Intangible Assets - Gross Carrying Amount, Accumulated Amortization And Net Carrying Amount Of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,430	$ 3,497
Accumulated Amortization	(2,061)	(1,884)
Net Carrying Amount	2,369	1,613	$ 1,750
Client relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,262	2,669
Accumulated Amortization	(1,605)	(1,470)
Net Carrying Amount	1,657	1,199
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	389	47
Accumulated Amortization	(49)	(40)
Net Carrying Amount	340	7
Core deposits
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	676	686
Accumulated Amortization	(350)	(320)
Net Carrying Amount	326	366
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	103	95
Accumulated Amortization	(57)	(54)
Net Carrying Amount	$ 46	$ 41